Revenue Recognition - Schedule of Opening and Closing Balances of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Closing balance	$ 24,407	$ 19,431
Change	$ 4,976